Financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Disclosure of redeemable preference share with determinable redemption date [Table Text Block]
	December 31, 2024		December 31, 2023
	Number of shares	$	$
Balance, beginning of year	132,400,000	70,165	66,809
Fair value adjustment for the year	‐	1,654	3,356
Redemption of preferred shares during the year	(25,000,000)	(25,000)	‐
Derecognition on closing of Acquisition	(107,400,000)	(46,819)	‐
Balance, end of year	-	-	70,165